Note 5 - Investments - Movements in Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Warrants	$ 39	$ 661
Increase (decrease) in fair value of credit derivatives or similar instruments related to financial assets designated as measured at fair value through profit or loss	(39)	(622)
Warrants		$ 39